Bank Loans (Details) - Schedule of Outstanding Balance of Short-Term Bank Loans - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Loan from bank	$ 3,943,718	$ 2,609,755
Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Loan from bank	2,816,942	2,174,796
Loan from Bank of China [Member]
Short-Term Debt [Line Items]
Loan from bank		434,959
Loan from SPD Bank [Member]
Short-Term Debt [Line Items]
Loan from bank	$ 1,126,776